Subsequent Events (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	16 Months Ended		0 Months Ended		0 Months Ended
	Oct. 24, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012	Oct. 31, 2012	Oct. 30, 2012	Oct. 24, 2012 Minimum [Member]	Oct. 31, 2012 Subsequent Event [Member]	Oct. 30, 2012 McDonalds [Member]	Oct. 30, 2012 McDonalds [Member] Subsequent Event [Member] sqft	Oct. 30, 2012 Mortgages [Member] McDonalds [Member] Subsequent Event [Member]
Annualized Rental Income or Annualized Net Operating Income											$ 200,000
Proceeds from issuance of common stock	1,000,000	0	200,000	0	200,000	200,000	2,200,000		2,000,000
Share Price	$ 9.00
Common Stock, Shares, Outstanding			22,222	31,222		31,222				300,000
Real Estate Investment Property, at Cost												2,600,000
Real Estate Income (Loss) Per Square Foot											24.74
Area of Real Estate Property												9,094
Real Estate Property, Occupancy Rate								100.00%
Real Estate Property, Weighted Average Remaining Lease Term												11 years 4 months 24 days
Secured Debt													$ 1,200,000
Debt Instrument, Interest Rate, Effective Percentage													4.08%